Exploration and Evaluation Assets - Additional Information (Detail) $ in Thousands	12 Months Ended
	Apr. 30, 2020 CAD ($) ha Mininginterest	Apr. 30, 2020 USD ($) ha Mininginterest	Apr. 30, 2019 CAD ($)	Apr. 30, 2019 USD ($)	Apr. 30, 2018 CAD ($)
Disclosure of exploration and corporate expenditure [line items]
Loss on disposal of Exploration and Evaluation Asset			$ 82		$ 1,013
Toiyabe [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired		100.00%
Royalty acquired percentage	3.00%	3.00%
Number of mining interest acquired		165
Consideration to be paid		$ 900,000
Exploration expenditures		$ 1,025,000
Consideration payment period	5 years	5 years
Consideration payment commencing date	Oct. 19, 2018	Oct. 19, 2018
The right to purchase up to one-half of the NSR (or 1.5%) per each 1% of the royalty		$ 2,000,000
Toiyabe [member] | 2019 [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration paid		60,000
Toiyabe [member] | 2020 [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration paid		80,000
Toiyabe [member] | 2021 [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid		100,000
Toiyabe [member] | 2022 [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid		120,000
Toiyabe [member] | 2023 [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid		140,000
Toiyabe [member] | 2024 [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid		$ 400,000
Lone Ranch [member]
Disclosure of exploration and corporate expenditure [line items]
Number of mining interest acquired | Mininginterest	73	73
Percentage of interests of undivided interest abandoned		100.00%
Sierra Rosario [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired		100.00%
Number of mining interest acquired | Mininginterest	2	2
Surface area in hectares | ha	978	978
Description of mining interest acquired	The Company acquired a 100% interest in the 978-hectare Sierra Rosario Property, over 2 claims that are located in the state of Sinaloa, Mexico.	The Company acquired a 100% interest in the 978-hectare Sierra Rosario Property, over 2 claims that are located in the state of Sinaloa, Mexico.
Sales price			$ 128	$ 100
Loss on disposal of Exploration and Evaluation Asset	$ 1,013
El Creston Project [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired		100.00%
Royalty acquired percentage	3.00%	3.00%
Number of mining interest acquired | Mininginterest	9	9
Ajax Project [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired		100.00%
Number of mining interest acquired | Mininginterest	6	6
Santa Fe Property [member]
Disclosure of exploration and corporate expenditure [line items]
Written off of investigation cost					$ 433